Long-Term Debt and Trust Preferred Securities	12 Months Ended
Dec. 31, 2019
Long-Term Debt and Trust Preferred Securities [Abstract]
Disclosure of Long-Term Debt and Trust Preferred Securities [text block]

Long-Term Debt and Trust Preferred Securities

Long-Term Debt by Earliest Contractual Maturity

in € m.	Due in 2020	Due in 2021	Due in 2022	Due in 2023	Due in 2024	Due after 2024	Total Dec 31, 2019	Total Dec 31, 2018
Senior debt:
Bonds and notes:
Fixed rate	14,317	19,966	9,885	7,896	7,954	17,224	77,243	77,894
Floating rate	4,429	7,212	3,421	1,704	1,356	5,823	23,944	30,495
Subordinated debt:
Bonds and notes:
Fixed rate	1,884	0	0	30	15	3,588	5,517	5,297
Floating rate	167	0	0	1,226	24	0	1,417	1,420
Other	17,291	1,546	773	1,213	1,732	5,797	28,352	36,977
Total long-term debt	38,088	28,724	14,079	12,069	11,080	32,433	136,473	152,083

The Group did not have any defaults of principal, interest or other breaches with respect to its liabilities in 2019 and 2018.

Trust Preferred Securities[1]

in € m.	Dec 31, 2019	Dec 31, 2018
Fixed rate	976	2,194
Floating rate	1,037	975
Total trust preferred securities	2,013	3,168

[1]Perpetual instruments, redeemable at specific future dates at the Group’s option.